Commitments and contingencies	6 Months Ended
Jun. 30, 2024
Commitments and contingencies
Commitments and contingencies
32 Commitments and contingencies
Tax contingencies
The Group has contingent liabilities related to potential tax claims arising in the ordinary course of business.
As of June 30, 2024, there are ongoing tax audits in various countries. Some of these tax inquiries have resulted in re-assessments, whilst others are still at an early stage and no re-assessment has yet been raised. Management is required to make estimates and judgments about the ultimate outcome of these investigations or litigation in determining legal provisions. Final claims or court rulings may differ from management estimates. In addition, Management is required to make estimates and judgements about the ultimate outcome of other tax risks that have not led to an investigation or litigation but that, based on Management’s own assessment, may lead to potential tax claims.
As of June 30, 2024, the Group has accruals for net tax provisions (excluding Uncertainty over Income Tax payables in accordance with IFRIC 23 interpretation) in the amount of USD11,635 thousand (December 31, 2023: USD15,288 thousand) as a result of the assessment of potential exposures due to uncertain tax positions as well as pending and resolved matters with the relevant tax authorities (Note 19). Additionally, as of June 30, 2024 Uncertainty over Income Tax payables in accordance with IFRIC 23 interpretation amounts to USD12,031 thousand (December 31, 2023: USD12,880 thousand)
In addition to the above tax risks, in common with other international groups, the conflict between the Group’s international operating model, the jurisdictional approach of tax authorities and some domestic tax requirements in relation to withholding tax and VAT compliance and recoverability rules, could lead to a further USD21,403 thousand in additional uncertainty on tax positions. The likelihood of future economic outflows with regard to these potential tax claims is however considered as only possible, but not probable. Accordingly, no provision for a liability has been made in these consolidated financial statements.
The Group may also be subject to other tax claims for which the risk of future economic outflows is currently evaluated to be remote.
Commitments
The Group has committed to allocate USD12.5 million to a service supplier by November 2024 and USD13.0 million by November 2025. As of June 30, 2024, USD1.7 million has already been paid.